Film Costs (Summary of Unamortized Film Costs) (Detail)	Mar. 31, 2021
Film costs for released content predominantly monetized individually
Entertainment Industry [Line Items]
2022	77.00%
2023	11.00%
2024	3.00%
Total	91.00%
Film costs for Media Networks content
Entertainment Industry [Line Items]
2022	42.00%
2023	24.00%
2024	14.00%
Total	80.00%